Short-term loans (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)
Short-term Debt	¥ 172,000		¥ 0		$ 26,436
Repayments of Short-term Debt	(157,392)	$ (24,191)		¥ 0
Proceeds from Short-term Debt	329,392	50,627		0
Interest Expense	¥ 4,252	654
Debt Instrument Converted To Notes Payable | $		$ 33,600
Line of Credit Facility, Description	The credit facilities will expire during the period from January to October 2018.	The credit facilities will expire during the period from January to October 2018.
Revolving Credit Facility [Member]
Debt Instrument, Face Amount	¥ 735,100
Proceeds from Short-term Debt	¥ 172,000
Debt, Weighted Average Interest Rate	4.57%				4.57%
Interest Expense	¥ 4,252		¥ 0
Debt Instrument, Unused Borrowing Capacity, Amount	446,384
Debt Instrument Converted to Letter of Guarantee and Notes Payable	83,115
Letters Of Guarantee [Member]
Line of Credit Facility, Maximum Borrowing Capacity	116,563
Notes Payable [Member]
Line of Credit Facility, Maximum Borrowing Capacity	¥ 48,000
Line of Credit [Member]
Debt Instrument, Term	1 year	1 year